13. COMMITMENTS AND CONTINGENCIES	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Long term financing commitment

On January 21, 2014, we signed an agreement with Full Circle Capital Corporation (“Full Circle”), a closed-end investment company. There is no expiration date set forth in the agreement. The agreement provides that Full Circle will initially provide $7.5 million to us in the form of Senior Secured Convertible Notes, subject to certain named conditions.  We can borrow an additional $22.5 million with the mutual agreement of Full Circle and ourselves.

At least 95% of any loan proceeds will be used to acquire properties which we will lease to licensed marijuana growers.

Full Circle will provide us with the initial $7.5 million when:

●	Full Circle agrees on the location of property to be purchased;

●	The specified property’s appraised value is satisfactory to Full Circle;

●	A Phase I environmental inspection is completed to the satisfaction of Full Circle; and

●	We are able to provide a first priority lien on the property in favor of Full Circle.

We can borrow an additional $22.5 million on terms acceptable to Full Circle and ourselves.

The six-year loan(s) will be secured by real estate acquired with the loan proceeds and will require interest-only payments at a rate of 12% a year, payable monthly. As of June 30, 2014 no amounts have been funded by Full Circle to the Company.

The initial loan can, at any time, be converted into shares of our common stock at a conversion price of $5 per common share.  It is contemplated that further advances will be convertible at 110% of the market price of our stock on the day of any advance, or the ten-day volume-weighted average price prior to the day of advance, whichever is lower.

The funding of the loan(s) is subject to the execution of additional documents between the parties.

Full Circle also purchased, for $500,000, warrants which allow Full Circle to purchase up to 1,000,000 shares of our common stock at any time on or prior to January 21, 2017 at a price of $5.50 per share. Of the $500,000 proceeds from the warrant being issued to Full Circle, $100,000 was retained by Full Circle to cover legal and financing related expenses of future financing transactions.

Operating Leases

The Company rents office space for its corporate needs. The Company entered into a month-to-month lease agreement in July 2013 to lease 2,000 square feet for an annual rate of $12,000, paid monthly. This lease was terminated effective April 1, 2014.

The Company entered into a new three-year lease agreement effective April 2, 2014 for its corporate offices.  The facility leased is 3,000 square feet and expires March 31, 2017.  The Company entered into a three-year agreement effective April 21, 2014 as a warehouse supply and distribution facility.  The facility leased is 1,800 square feet and expires April 30, 2017.  For the three and six months periods ended June 30, 2014, lease payments were $10,197 and $13,197, respectively.

Future operating lease payments for the remainder of 2014 and following years is as follows:

	June 30, 2014	December 31, 2013
	(unaudited)	(audited)

Remainder of 2014	$18,300	$-
2015	39,552	-
2016	42,638	-
2017	11,956	-
Thereafter	-	-
Total	112,446	-

Legal

To the best of the Company’s knowledge and belief, no legal proceedings are currently pending or threatened. except as disclosed in Note 17. SUBSEQUENT EVENTS.

Operating Leases and Long term Contracts

The Company rents office space for its corporate needs. The Company entered into a month-to-month lease agreement in July 2013 to lease 2,000 square feet for an annual rate of $12,000, paid monthly. We paid $6,000 for the lease of our corporate offices for the period ended December 31, 2013.

In addition, the Company has a second mortgage on its Pueblo property in the amount of $170,000, with an interest rate of 8 1/2%, a 15 year amortization, and a maturity date of December 31, 2018.

Legal

To the best of the Company’s knowledge and belief, no legal proceedings are currently pending or threatened.